Distribution Date:	10/18/21	BANK 2021-BNK35
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2021-BNK35

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway, | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6-7
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	8
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	9	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	10		Kathleen Luzik	(703) 647-3473
Current Mortgage Loan and Property Stratification	11-15		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 1)	16-18	Special Servicer	KeyBank National Association
Mortgage Loan Detail (Part 2)	19-21		Alan Williams		keybank_notices@keybank.com
Principal Prepayment Detail	22		11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Historical Detail	23	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Delinquency Loan Detail	24		David Rodgers	(212) 230-9025
Collateral Stratification and Historical Detail	25		600 Third Avenue,40th Floor | New York, NY 10016
Specially Serviced Loan Detail - Part 1	26
Specially Serviced Loan Detail - Part 2	27
Modified Loan Detail	28
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06540CAW7	0.596000%	22,700,000.00	22,364,475.12	353,787.86	11,107.69	0.00	0.00	364,895.55	22,010,687.26	30.02%	30.00%
A-2	06540CAX5	1.874000%	90,700,000.00	90,700,000.00	0.00	141,643.17	0.00	0.00	141,643.17	90,700,000.00	30.02%	30.00%
A-3	06540CAZ0	1.717000%	32,600,000.00	32,600,000.00	0.00	46,645.17	0.00	0.00	46,645.17	32,600,000.00	30.02%	30.00%
A-SB	06540CAY3	2.067000%	35,500,000.00	35,500,000.00	0.00	61,148.75	0.00	0.00	61,148.75	35,500,000.00	30.02%	30.00%
A-4	06540CBA4	2.031000%	260,000,000.00	260,000,000.00	0.00	440,050.00	0.00	0.00	440,050.00	260,000,000.00	30.02%	30.00%
A-5	06540CBF3	2.285000%	486,079,000.00	486,079,000.00	0.00	925,575.43	0.00	0.00	925,575.43	486,079,000.00	30.02%	30.00%
A-S	06540CCL9	2.457000%	142,450,000.00	142,450,000.00	0.00	291,666.38	0.00	0.00	291,666.38	142,450,000.00	19.26%	19.25%
B	06540CBS5	2.528000%	57,973,000.00	57,973,000.00	0.00	122,129.79	0.00	0.00	122,129.79	57,973,000.00	14.88%	14.88%
C	06540CBX4	2.902000%	53,005,000.00	53,005,000.00	0.00	128,183.76	0.00	0.00	128,183.76	53,005,000.00	10.88%	10.88%
D	06540CAG2	2.500000%	33,128,000.00	33,128,000.00	0.00	69,016.67	0.00	0.00	69,016.67	33,128,000.00	8.38%	8.38%
E	06540CAJ6	2.500000%	24,846,000.00	24,846,000.00	0.00	51,762.50	0.00	0.00	51,762.50	24,846,000.00	6.50%	6.50%
F	06540CAL1	1.658571%	14,907,000.00	14,907,000.00	0.00	20,603.60	0.00	0.00	20,603.60	14,907,000.00	5.38%	5.38%
G	06540CAN7	1.658571%	13,251,000.00	13,251,000.00	0.00	18,314.77	0.00	0.00	18,314.77	13,251,000.00	4.38%	4.38%
H	06540CAQ0	1.658571%	13,251,000.00	13,251,000.00	0.00	18,314.77	0.00	0.00	18,314.77	13,251,000.00	3.38%	3.38%
J	06540CCG0	1.658571%	13,251,000.00	13,251,000.00	0.00	18,314.77	0.00	0.00	18,314.77	13,251,000.00	2.38%	2.38%
K	06540CCJ4	1.658571%	31,472,378.00	31,472,378.00	0.00	43,499.32	0.00	0.00	43,499.32	31,472,378.00	0.00%	0.00%
V	06540CAT4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06540CAU1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC31SHJ2	3.158571%	69,742,809.38	69,725,150.16	18,620.41	183,526.55	0.00	0.00	202,146.96	69,706,529.75	0.00%	0.00%
Interest
Regular SubTotal			1,394,856,187.38	1,394,503,003.28	372,408.27	2,591,503.09	0.00	0.00	2,963,911.36	1,394,130,595.01

Notional Certificates
X-A	06540CBL0	1.054049%	927,579,000.00	927,243,475.11	0.00	814,467.07	0.00	0.00	814,467.07	926,889,687.26
X-B	06540CBM8	0.592257%	253,428,000.00	253,428,000.00	0.00	125,078.77	0.00	0.00	125,078.77	253,428,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-D	06540CAA5	0.658571%	57,974,000.00	57,974,000.00	0.00	31,816.68	0.00	0.00	31,816.68		57,974,000.00
X-FG	06540CCC9	1.500000%	28,158,000.00	28,158,000.00	0.00	35,197.50	0.00	0.00	35,197.50		28,158,000.00
X-H	06540CAC1	1.500000%	13,251,000.00	13,251,000.00	0.00	16,563.75	0.00	0.00	16,563.75		13,251,000.00
X-J	06540CAE7	1.500000%	13,251,000.00	13,251,000.00	0.00	16,563.75	0.00	0.00	16,563.75		13,251,000.00
X-K	06540CCE5	1.500000%	31,472,378.00	31,472,378.00	0.00	39,340.47	0.00	0.00	39,340.47		31,472,378.00
Notional SubTotal			1,325,113,378.00	1,324,777,853.11	0.00	1,079,027.99	0.00	0.00	1,079,027.99		1,324,424,065.26

Deal Distribution Total					372,408.27	3,670,531.08	0.00	0.00	4,042,939.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540CAW7	985.21916828	15.58536828	0.48932555	0.00000000	0.00000000	0.00000000	0.00000000	16.07469383	969.63380000
A-2	06540CAX5	1,000.00000000	0.00000000	1.56166670	0.00000000	0.00000000	0.00000000	0.00000000	1.56166670	1,000.00000000
A-3	06540CAZ0	1,000.00000000	0.00000000	1.43083344	0.00000000	0.00000000	0.00000000	0.00000000	1.43083344	1,000.00000000
A-SB	06540CAY3	1,000.00000000	0.00000000	1.72250000	0.00000000	0.00000000	0.00000000	0.00000000	1.72250000	1,000.00000000
A-4	06540CBA4	1,000.00000000	0.00000000	1.69250000	0.00000000	0.00000000	0.00000000	0.00000000	1.69250000	1,000.00000000
A-5	06540CBF3	1,000.00000000	0.00000000	1.90416667	0.00000000	0.00000000	0.00000000	0.00000000	1.90416667	1,000.00000000
A-S	06540CCL9	1,000.00000000	0.00000000	2.04750004	0.00000000	0.00000000	0.00000000	0.00000000	2.04750004	1,000.00000000
B	06540CBS5	1,000.00000000	0.00000000	2.10666672	0.00000000	0.00000000	0.00000000	0.00000000	2.10666672	1,000.00000000
C	06540CBX4	1,000.00000000	0.00000000	2.41833336	0.00000000	0.00000000	0.00000000	0.00000000	2.41833336	1,000.00000000
D	06540CAG2	1,000.00000000	0.00000000	2.08333343	0.00000000	0.00000000	0.00000000	0.00000000	2.08333343	1,000.00000000
E	06540CAJ6	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	06540CAL1	1,000.00000000	0.00000000	1.38214262	0.00000000	0.00000000	0.00000000	0.00000000	1.38214262	1,000.00000000
G	06540CAN7	1,000.00000000	0.00000000	1.38214248	0.00000000	0.00000000	0.00000000	0.00000000	1.38214248	1,000.00000000
H	06540CAQ0	1,000.00000000	0.00000000	1.38214248	0.00000000	0.00000000	0.00000000	0.00000000	1.38214248	1,000.00000000
J	06540CCG0	1,000.00000000	0.00000000	1.38214248	0.00000000	0.00000000	0.00000000	0.00000000	1.38214248	1,000.00000000
K	06540CCJ4	1,000.00000000	0.00000000	1.38214278	0.00000000	0.00000000	0.00000000	0.00000000	1.38214278	1,000.00000000
V	06540CAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06540CAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC31SHJ2	999.74679512	0.26698681	2.63147630	0.00000000	0.00000000	0.00000000	0.00000000	2.89846311	999.47980831

Notional Certificates
X-A	06540CBL0	999.63827891	0.00000000	0.87805682	0.00000000	0.00000000	0.00000000	0.00000000	0.87805682	999.25686897
X-B	06540CBM8	1,000.00000000	0.00000000	0.49354756	0.00000000	0.00000000	0.00000000	0.00000000	0.49354756	1,000.00000000
X-D	06540CAA5	1,000.00000000	0.00000000	0.54880947	0.00000000	0.00000000	0.00000000	0.00000000	0.54880947	1,000.00000000
X-FG	06540CCC9	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	06540CAC1	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-J	06540CAE7	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-K	06540CCE5	1,000.00000000	0.00000000	1.24999992	0.00000000	0.00000000	0.00000000	0.00000000	1.24999992	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	11,107.69	0.00	11,107.69	0.00	0.00	0.00	11,107.69	0.00
A-2	09/01/21 - 09/30/21	30	0.00	141,643.17	0.00	141,643.17	0.00	0.00	0.00	141,643.17	0.00
A-3	09/01/21 - 09/30/21	30	0.00	46,645.17	0.00	46,645.17	0.00	0.00	0.00	46,645.17	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	61,148.75	0.00	61,148.75	0.00	0.00	0.00	61,148.75	0.00
A-4	09/01/21 - 09/30/21	30	0.00	440,050.00	0.00	440,050.00	0.00	0.00	0.00	440,050.00	0.00
A-5	09/01/21 - 09/30/21	30	0.00	925,575.43	0.00	925,575.43	0.00	0.00	0.00	925,575.43	0.00
X-A	09/01/21 - 09/30/21	30	0.00	814,467.07	0.00	814,467.07	0.00	0.00	0.00	814,467.07	0.00
X-B	09/01/21 - 09/30/21	30	0.00	125,078.77	0.00	125,078.77	0.00	0.00	0.00	125,078.77	0.00
A-S	09/01/21 - 09/30/21	30	0.00	291,666.38	0.00	291,666.38	0.00	0.00	0.00	291,666.38	0.00
B	09/01/21 - 09/30/21	30	0.00	122,129.79	0.00	122,129.79	0.00	0.00	0.00	122,129.79	0.00
C	09/01/21 - 09/30/21	30	0.00	128,183.76	0.00	128,183.76	0.00	0.00	0.00	128,183.76	0.00
X-D	09/01/21 - 09/30/21	30	0.00	31,816.68	0.00	31,816.68	0.00	0.00	0.00	31,816.68	0.00
X-FG	09/01/21 - 09/30/21	30	0.00	35,197.50	0.00	35,197.50	0.00	0.00	0.00	35,197.50	0.00
X-H	09/01/21 - 09/30/21	30	0.00	16,563.75	0.00	16,563.75	0.00	0.00	0.00	16,563.75	0.00
X-J	09/01/21 - 09/30/21	30	0.00	16,563.75	0.00	16,563.75	0.00	0.00	0.00	16,563.75	0.00
X-K	09/01/21 - 09/30/21	30	0.00	39,340.47	0.00	39,340.47	0.00	0.00	0.00	39,340.47	0.00
D	09/01/21 - 09/30/21	30	0.00	69,016.67	0.00	69,016.67	0.00	0.00	0.00	69,016.67	0.00
E	09/01/21 - 09/30/21	30	0.00	51,762.50	0.00	51,762.50	0.00	0.00	0.00	51,762.50	0.00
F	09/01/21 - 09/30/21	30	0.00	20,603.60	0.00	20,603.60	0.00	0.00	0.00	20,603.60	0.00
G	09/01/21 - 09/30/21	30	0.00	18,314.77	0.00	18,314.77	0.00	0.00	0.00	18,314.77	0.00
H	09/01/21 - 09/30/21	30	0.00	18,314.77	0.00	18,314.77	0.00	0.00	0.00	18,314.77	0.00
J	09/01/21 - 09/30/21	30	0.00	18,314.77	0.00	18,314.77	0.00	0.00	0.00	18,314.77	0.00
K	09/01/21 - 09/30/21	30	0.00	43,499.32	0.00	43,499.32	0.00	0.00	0.00	43,499.32	0.00
RR Interest	09/01/21 - 09/30/21	30	0.00	183,526.55	0.00	183,526.55	0.00	0.00	0.00	183,526.55	0.00
Totals			0.00	3,670,531.08	0.00	3,670,531.08	0.00	0.00	0.00	3,670,531.08	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-4 (EC)	06540CBA4	2.031000%	260,000,000.00	260,000,000.00	0.00	440,050.00	0.00	0.00	440,050.00	260,000,000.00
A-5 (EC)	06540CBF3	2.285000%	486,079,000.00	486,079,000.00	0.00	925,575.43	0.00	0.00	925,575.43	486,079,000.00
A-S (EC)	06540CCL9	2.457000%	142,450,000.00	142,450,000.00	0.00	291,666.38	0.00	0.00	291,666.38	142,450,000.00
B (EX)	06540CBS5	2.528000%	57,973,000.00	57,973,000.00	0.00	122,129.79	0.00	0.00	122,129.79	57,973,000.00
C (EX)	06540CBX4	2.902000%	53,005,000.00	53,005,000.00	0.00	128,183.76	0.00	0.00	128,183.76	53,005,000.00
Regular Interest Total			999,507,000.00	999,507,000.00	0.00	1,907,605.36	0.00	0.00	1,907,605.36	999,507,000.00

Exchangeable Certificate Details
A-4-1	06540CBB2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	06540CBB2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06540CBC0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06540CBC0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06540CBD8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06540CBE6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-1	06540CBG1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-1	06540CBG1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06540CBH9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06540CBH9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	06540CBJ5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	06540CBK2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	06540CBN6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	06540CBN6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06540CBP1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06540CBP1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06540CBQ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06540CBR7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-1	06540CBT3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-1	06540CBT3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06540CBU0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06540CBU0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06540CBV8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06540CBW6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-1	06540CBY2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-1	06540CBY2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 6 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
C-2	06540CBZ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06540CBZ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06540CCA3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06540CCB1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 7 of 32

Additional Information
Total Available Distribution Amount (1)	4,042,939.35
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 8 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,691,628.95	Master Servicing Fee	12,777.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,124.71
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	581.04
ARD Interest	0.00	Operating Advisor Fee	1,115.60
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	209.18
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,691,628.95	Total Fees	21,097.83

Principal		Expenses/Reimbursements
Scheduled Principal	372,408.27	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	372,408.27	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,670,531.08
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	372,408.27
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,042,939.35
Total Funds Collected	4,064,037.22	Total Funds Distributed	4,064,037.18

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 9 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,394,503,003.29	1,394,503,003.29	Beginning Certificate Balance	1,394,503,003.28
(-) Scheduled Principal Collections	372,408.27	372,408.27	(-) Principal Distributions	372,408.27
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,394,130,595.02	1,394,130,595.02	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,394,503,003.29	1,394,503,003.29	Ending Certificate Balance	1,394,130,595.01
Ending Actual Collateral Balance	1,394,130,595.02	1,394,130,595.02

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 10 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	41	177,506,778.45	12.73%	115	3.2936	5.823755	1.60 or less	4	78,040,000.00	5.60%	117	3.7302	1.467002
10,000,001 to 20,000,000	7	90,705,000.00	6.51%	117	3.2695	2.927676	1.61 to 1.80	1	109,459,382.40	7.85%	117	3.0850	1.780000
20,000,001 to 30,000,000	13	340,480,000.00	24.42%	104	3.1895	2.975231	1.81 to 2.00	3	71,984,263.61	5.16%	117	3.9355	1.949805
30,000,001 to 40,000,000	6	215,622,500.00	15.47%	107	3.0150	3.523404	2.01 to 2.20	2	49,740,000.00	3.57%	99	3.3936	2.086224
40,000,001 to 50,000,000	5	228,665,000.00	16.40%	117	3.5521	2.377078	2.21 to 2.40	4	113,200,000.00	8.12%	117	3.5415	2.263980
50,000,001 to 50,000,000	3	163,691,934.17	11.74%	114	2.7569	3.595677	2.41 or greater	63	971,706,949.01	69.70%	110	3.0329	4.001710
60,000,001 or greater	2	177,459,382.40	12.73%	117	3.0884	2.783948	Totals	77	1,394,130,595.02	100.00%	112	3.1768	3.369999
Totals	77	1,394,130,595.02	100.00%	112	3.1768	3.369999
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 32

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arizona	1	9,715,000.00	0.70%	80	2.8960	4.210000
							Industrial	21	188,425,829.36	13.52%	117	3.1783	2.226753
California	15	217,964,567.63	15.63%	103	3.1076	3.200597
							Mixed Use	1	11,841,617.00	0.85%	116	3.0870	3.390000
Colorado	1	30,000,000.00	2.15%	117	2.8000	4.330000
							Mobile Home Park	2	12,250,000.00	0.88%	117	3.4015	3.020204
Connecticut	12	27,440,000.00	1.97%	117	3.8846	1.681079
							Multi-Family	39	333,949,449.01	23.95%	117	3.2950	4.054564
Delaware	1	44,000,000.00	3.16%	118	4.3700	1.960000
							Office	17	380,894,436.00	27.32%	107	3.0372	3.516361
Florida	2	41,162,932.37	2.95%	117	3.3963	2.498624
							Retail	9	346,815,000.00	24.88%	106	3.1732	3.357907
Kentucky	2	38,800,000.00	2.78%	71	3.0185	3.194021
							Self Storage	20	119,954,263.61	8.60%	117	3.2847	2.863971
Maryland	2	69,000,000.00	4.95%	117	3.5518	2.114130
							Totals	109	1,394,130,595.02	100.00%	112	3.1768	3.369999
Massachusetts	1	10,000,000.00	0.72%	118	3.8900	2.300000
Nebraska	1	7,420,000.00	0.53%	117	3.0000	3.600000
Nevada	2	34,125,000.00	2.45%	117	3.1178	2.560147
New Jersey	3	10,400,000.00	0.75%	117	2.9450	3.310000
New York	39	372,558,831.37	26.72%	117	3.1542	3.757171
North Carolina	1	11,240,000.00	0.81%	117	3.0700	3.250000
Ohio	4	40,750,000.00	2.92%	116	3.0890	3.064454
Pennsylvania	8	145,920,000.00	10.47%	104	3.1573	3.394658
Tennessee	1	3,484,263.61	0.25%	117	3.5500	1.890000
Texas	2	79,250,000.00	5.68%	117	3.1352	4.279842
Utah	1	20,800,000.00	1.49%	118	3.4000	3.020000
Virginia	7	42,250,000.00	3.03%	117	2.9862	3.472308
Washington	1	44,850,000.00	3.22%	117	3.3200	2.320000
Washington, DC	2	93,000,000.00	6.67%	111	2.5537	4.703441
Totals	109	1,394,130,595.02	100.00%	112	3.1768	3.369999

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 12 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.249% or less	37	871,573,501.89	62.52%	113	2.9310	3.668675	12 months or less	77	1,394,130,595.02	100.00%	112	3.1768	3.369999
	3.250% to 3.490%	28	301,117,829.52	21.60%	110	3.3611	3.395915	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.500% to 3.990%	8	145,399,263.61	10.43%	105	3.7099	2.382427	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.000% or greater	4	76,040,000.00	5.45%	118	4.2445	1.732309	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	77	1,394,130,595.02	100.00%	112	3.1768	3.369999	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	77	1,394,130,595.02	100.00%	112	3.1768	3.369999
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	119 months or less	77	1,394,130,595.02	100.00%	112	3.1768	3.369999	Interest Only	49	1,043,182,500.00	74.83%	111	3.1861	3.507090
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or less	23	324,675,701.39	23.29%	114	3.1423	2.494119
	Totals	77	1,394,130,595.02	100.00%	112	3.1768	3.369999	358 months to 477 months	5	26,272,393.63	1.88%	117	3.2321	8.750756
								478 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	77	1,394,130,595.02	100.00%	112	3.1768	3.369999
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 14 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		51	1,316,748,080.18	94.45%	111	3.1732	3.026571	119 months or Less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	26	77,382,514.84	5.55%	117	3.2387	9.213799	120 Months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	77	1,394,130,595.02	100.00%	112	3.1768	3.369999
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 15 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300802205	IN	Suffern	NY	Actual/360	3.085%	281,882.42	186,939.90	0.00	N/A	07/01/31	--	109,646,322.30	109,459,382.40	10/01/21
2	325160002	RT	Austin	TX	Actual/360	3.094%	175,326.67	0.00	0.00	N/A	07/01/31	--	68,000,000.00	68,000,000.00	10/01/21
2A	325160102				Actual/360	3.094%	20,626.67	0.00	0.00	N/A	07/01/31	--	8,000,000.00	8,000,000.00	10/01/21
3	300802198	OF	Washington	DC	Actual/360	2.537%	116,256.25	0.00	0.00	11/01/30	10/01/33	--	55,000,000.00	55,000,000.00	10/01/21
4	211002640	MF	New York	NY	Actual/360	2.375%	108,452.87	105,306.08	0.00	N/A	07/01/31	--	54,797,240.25	54,691,934.17	10/01/21
5	310958630	OF	New York	NY	Actual/360	3.368%	151,568.18	0.00	0.00	N/A	06/11/31	--	54,000,000.00	54,000,000.00	10/11/21
6	310956631	RT	Camp Hill	PA	Actual/360	2.920%	119,999.83	0.00	0.00	N/A	07/11/31	--	49,315,000.00	49,315,000.00	10/11/21
7	325160007	MF	Various	NY	Actual/360	3.492%	133,860.00	0.00	0.00	N/A	07/01/31	--	46,000,000.00	46,000,000.00	10/01/21
8	2063084	MF	Yakima	WA	Actual/360	3.320%	124,085.00	0.00	0.00	N/A	07/01/31	--	44,850,000.00	44,850,000.00	10/01/21
9	2163936	RT	Clinton	MD	Actual/360	3.740%	138,691.67	0.00	0.00	N/A	07/01/31	--	44,500,000.00	44,500,000.00	10/01/21
10	2164130	MF	Lewes	DE	Actual/360	4.370%	160,233.33	0.00	0.00	N/A	08/01/31	--	44,000,000.00	44,000,000.00	10/01/21
11	310957834	OF	San Francisco	CA	Actual/360	2.910%	97,000.00	0.00	0.00	N/A	07/11/31	--	40,000,000.00	40,000,000.00	10/11/21
12	300802195	OF	Washington	DC	Actual/360	2.579%	81,652.50	0.00	0.00	05/01/31	02/01/32	--	38,000,000.00	38,000,000.00	10/01/21
13	2164407	SS	Various	Various	Actual/360	2.945%	87,122.92	0.00	0.00	N/A	07/01/31	--	35,500,000.00	35,500,000.00	10/01/21
14	2164050	RT	Key West	FL	Actual/360	3.375%	99,843.75	0.00	0.00	N/A	07/01/31	--	35,500,000.00	35,500,000.00	10/01/21
15	310957489	RT	Rosemead	CA	Actual/360	3.250%	94,791.67	0.00	0.00	N/A	07/11/26	--	35,000,000.00	35,000,000.00	10/11/21
16	610957571	Various Various		CA	Actual/360	3.087%	81,348.88	0.00	0.00	N/A	06/11/31	--	31,622,500.00	31,622,500.00	10/11/21
17	453012475	OF	Pittsburgh	PA	Actual/360	3.683%	92,074.22	0.00	0.00	N/A	06/01/26	--	30,000,000.00	30,000,000.00	10/01/21
18	300802204	RT	Lakewood	CO	Actual/360	2.800%	70,000.00	0.00	0.00	N/A	07/01/31	--	30,000,000.00	30,000,000.00	10/01/21
19	211002182	IN	Various	VA	Actual/360	2.945%	73,635.00	0.00	0.00	N/A	07/01/31	--	30,000,000.00	30,000,000.00	10/01/21
20	211002460	RT	Newport	KY	Actual/360	3.040%	76,000.00	0.00	0.00	N/A	07/01/26	--	30,000,000.00	30,000,000.00	10/01/21
21	310957596	MF	Las Vegas	NV	Actual/360	3.083%	74,248.92	0.00	0.00	N/A	07/11/31	--	28,900,000.00	28,900,000.00	10/11/21
22	453012464	OF	Columbus	OH	Actual/360	2.900%	67,666.67	0.00	0.00	N/A	05/05/31	--	28,000,000.00	28,000,000.00	10/05/21
23	600957964	OF	Santa Ana	CA	Actual/360	2.968%	63,663.60	0.00	0.00	N/A	07/11/28	--	25,740,000.00	25,740,000.00	10/11/21
24	310958052	RT	Hanover	MD	Actual/360	3.210%	65,537.50	0.00	0.00	N/A	06/11/31	--	24,500,000.00	24,500,000.00	10/11/21
25	2061272	OF	White Plains	NY	Actual/360	3.850%	77,000.00	0.00	0.00	N/A	08/01/31	--	24,000,000.00	24,000,000.00	10/01/21
26	300802214	OF	Culver City	CA	Actual/360	2.650%	51,895.83	0.00	0.00	N/A	08/01/31	--	23,500,000.00	23,500,000.00	10/01/21
27	2063831	IN	East Hartford	CT	Actual/360	4.064%	78,028.80	0.00	0.00	N/A	07/01/31	--	23,040,000.00	23,040,000.00	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	211002301	RT	Butler	PA	Actual/360	3.070%	56,283.33	0.00	0.00	N/A	07/01/31	--	22,000,000.00	22,000,000.00	10/01/21
29	300802215	MF	St George	UT	Actual/360	3.400%	58,933.33	0.00	0.00	N/A	08/01/31	--	20,800,000.00	20,800,000.00	10/01/21
30	310958079	OF	King of Prussia	PA	Actual/360	3.078%	44,118.00	0.00	0.00	N/A	07/11/31	--	17,200,000.00	17,200,000.00	10/11/21
31	410957797	MF	Santa Barbara	CA	Actual/360	3.369%	38,883.88	0.00	0.00	N/A	06/11/31	--	13,850,000.00	13,850,000.00	10/11/21
32	300802210	SS	San Fernando	CA	Actual/360	3.570%	39,121.25	0.00	0.00	N/A	07/01/31	--	13,150,000.00	13,150,000.00	10/01/21
33	410957870	OF	Glen Allen	VA	Actual/360	3.086%	31,502.92	0.00	0.00	N/A	07/11/31	--	12,250,000.00	12,250,000.00	10/11/21
34	300802202	SS	Various	Various	Actual/360	3.530%	33,873.29	0.00	0.00	N/A	07/01/31	--	11,515,000.00	11,515,000.00	10/01/21
35	410957761	SS	Rohnert Park	CA	Actual/360	3.222%	30,877.50	0.00	0.00	N/A	06/11/31	--	11,500,000.00	11,500,000.00	10/11/21
36	211002120	IN	Tarboro	NC	Actual/360	3.070%	28,755.67	0.00	0.00	07/01/31	03/01/33	--	11,240,000.00	11,240,000.00	10/01/21
37	211002288	SS	Fall River	MA	Actual/360	3.890%	32,416.67	0.00	0.00	N/A	08/01/31	--	10,000,000.00	10,000,000.00	10/01/21
38	410953926	OF	Scottsdale	AZ	Actual/360	2.896%	23,445.53	0.00	0.00	N/A	06/11/28	--	9,715,000.00	9,715,000.00	10/11/21
39	470126070	MF	Yonkers	NY	Actual/360	3.190%	24,145.13	9,435.74	0.00	N/A	07/01/31	--	9,082,809.07	9,073,373.33	10/01/21
40	300802200	MH	Sun City	CA	Actual/360	3.150%	23,625.00	0.00	0.00	N/A	07/01/31	--	9,000,000.00	9,000,000.00	10/01/21
41	300802211	SS	North Hollywood	CA	Actual/360	3.570%	26,031.25	0.00	0.00	N/A	07/01/31	--	8,750,000.00	8,750,000.00	10/01/21
42	300802207	SS	Pittsburgh	PA	Actual/360	3.150%	21,669.38	0.00	0.00	N/A	07/01/31	--	8,255,000.00	8,255,000.00	10/01/21
43	470125750	MF	Islip	NY	Actual/360	3.300%	20,587.28	7,574.32	0.00	N/A	07/01/31	--	7,486,282.34	7,478,708.02	10/01/21
44	300802209	IN	Omaha	NE	Actual/360	3.000%	18,550.00	0.00	0.00	N/A	07/01/31	--	7,420,000.00	7,420,000.00	10/01/21
45	410958020	SS	Easton	PA	Actual/360	3.200%	19,600.00	0.00	0.00	N/A	07/11/31	--	7,350,000.00	7,350,000.00	10/11/21
46	300802208	SS	West Mifflin	PA	Actual/360	3.150%	18,768.75	0.00	0.00	N/A	07/01/31	--	7,150,000.00	7,150,000.00	10/01/21
47	470126150	MF	New York	NY	Actual/360	3.150%	18,375.00	0.00	0.00	N/A	07/01/31	--	7,000,000.00	7,000,000.00	10/01/21
48	2164007	OF	Beachwood	OH	Actual/360	4.090%	19,597.92	0.00	0.00	N/A	07/01/31	--	5,750,000.00	5,750,000.00	10/01/21
49	2063472	OF	Las Vegas	NV	Actual/360	3.310%	14,412.29	0.00	0.00	N/A	07/01/31	--	5,225,000.00	5,225,000.00	10/01/21
50	470127180	MF	New York	NY	Actual/360	3.040%	12,666.67	0.00	0.00	N/A	07/01/31	--	5,000,000.00	5,000,000.00	10/01/21
51	470126330	MF	Great Neck	NY	Actual/360	3.100%	12,504.87	5,138.05	0.00	N/A	07/01/31	--	4,840,595.24	4,835,457.19	10/01/21
52	470124720	MF	Flushing	NY	Actual/360	3.250%	10,781.72	6,626.53	0.00	N/A	06/01/31	--	3,980,943.22	3,974,316.69	10/01/21
53	470126230	MF	New York	NY	Actual/360	3.300%	10,725.00	0.00	0.00	N/A	06/01/31	--	3,900,000.00	3,900,000.00	10/01/21
54	470126880	MF	Forest Hills	NY	Actual/360	3.100%	9,527.69	6,271.92	0.00	N/A	07/01/31	--	3,688,138.85	3,681,866.93	10/01/21
55	470125640	MF	Bronx	NY	Actual/360	3.300%	9,607.40	3,534.68	0.00	N/A	07/01/31	--	3,493,598.42	3,490,063.74	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 17 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
56	410958151	SS	Soddy Daisy	TN	Actual/360	3.550%	10,323.86	5,490.55	0.00	N/A	07/11/31	--	3,489,754.16	3,484,263.61	10/11/21
57	211002608	MF	Brooklyn	NY	Actual/360	3.330%	9,643.12	0.00	0.00	N/A	08/01/31	--	3,475,000.00	3,475,000.00	10/01/21
58	300802199	SS	Springfield	OH	Actual/360	3.110%	8,552.50	0.00	0.00	N/A	07/01/31	--	3,300,000.00	3,300,000.00	10/01/21
59	300802206	MH	Haltom City	TX	Actual/360	4.098%	11,098.75	0.00	0.00	N/A	07/01/31	--	3,250,000.00	3,250,000.00	10/01/21
60	470126660	MF	Brooklyn	NY	Actual/360	3.200%	7,974.86	4,999.15	0.00	N/A	07/01/31	--	2,990,572.35	2,985,573.20	10/01/21
61	470125050	MF	Rockville Centre	NY	Actual/360	3.290%	7,503.94	4,524.69	0.00	N/A	06/01/31	--	2,736,998.02	2,732,473.33	10/01/21
62	470125900	MF	Sunnyside	NY	Actual/360	3.180%	6,339.93	4,013.04	0.00	N/A	07/01/31	--	2,392,427.71	2,388,414.67	10/01/21
63	470126750	MF	New Rochelle	NY	Actual/360	3.290%	5,483.33	0.00	0.00	N/A	08/01/31	--	2,000,000.00	2,000,000.00	10/01/21
64	470126130	MF	New York	NY	Actual/360	3.300%	5,483.06	3,276.04	0.00	N/A	07/01/31	--	1,993,839.72	1,990,563.68	10/01/21
65	470125860	MF	New York	NY	Actual/360	3.290%	5,209.17	0.00	0.00	N/A	07/01/31	--	1,900,000.00	1,900,000.00	10/01/21
66	470126040	MF	New York	NY	Actual/360	3.340%	5,272.18	3,090.88	0.00	N/A	07/01/31	--	1,894,194.76	1,891,103.88	10/01/21
67	470127090	MF	Bronx	NY	Actual/360	3.380%	4,773.82	2,746.52	0.00	N/A	07/01/31	--	1,694,847.72	1,692,101.20	10/01/21
68	470125690	MF	Rego Park	NY	Actual/360	3.270%	4,346.49	2,634.39	0.00	N/A	07/01/31	--	1,595,041.93	1,592,407.54	10/01/21
69	470126250	MF	Farmingdale	NY	Actual/360	3.430%	4,274.64	2,402.56	0.00	N/A	07/01/31	--	1,495,499.80	1,493,097.24	10/01/21
70	470125810	MF	New York	NY	Actual/360	3.430%	3,990.71	1,374.15	0.00	N/A	06/01/31	--	1,396,165.50	1,394,791.35	10/01/21
71	470126530	MF	New Rochelle	NY	Actual/360	3.450%	3,881.25	0.00	0.00	N/A	07/01/31	--	1,350,000.00	1,350,000.00	10/01/21
72	470125730	MF	Rego Park	NY	Actual/360	3.300%	3,300.00	0.00	0.00	N/A	07/01/31	--	1,200,000.00	1,200,000.00	10/01/21
73	470125970	MF	Brooklyn	NY	Actual/360	3.380%	3,369.76	1,938.72	0.00	N/A	07/01/31	--	1,196,363.09	1,194,424.37	10/01/21
74	470126390	MF	Brooklyn	NY	Actual/360	3.390%	3,098.10	1,774.10	0.00	N/A	07/01/31	--	1,096,672.91	1,094,898.81	10/01/21
75	470126630	MF	Babylon	NY	Actual/360	3.370%	2,967.79	1,715.50	0.00	N/A	07/01/31	--	1,056,780.88	1,055,065.38	10/01/21
76	470125950	MF	New York	NY	Actual/360	3.450%	2,861.82	1,600.76	0.00	N/A	06/01/31	--	995,415.05	993,814.29	10/01/21
Totals							3,691,628.95	372,408.27	0.00				1,394,503,003.29	1,394,130,595.02
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	3,044,565.00	04/13/21	04/13/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	2,825,877.00	03/31/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	3,455,024.00	04/20/21	04/20/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	1,942,209.00	06/10/21	06/10/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	1,791,165.00	04/21/21	04/21/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	1,206,874.00	02/24/21	02/24/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	1,047,708.00	04/15/21	04/15/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	1,529,526.00	05/04/21	05/04/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	1,108,204.00	03/26/21	03/26/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	1,195,184.00	05/12/21	05/12/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	855,739.00	03/05/21	03/05/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	534,641.00	04/02/21	04/02/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	1,295,921.00	05/24/21	05/24/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	482,679.00	04/09/21	04/09/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	475,556.00	04/05/21	04/05/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	282,017.00	04/16/21	04/16/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	558,381.00	06/07/21	06/07/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	1,101,958.00	03/19/21	03/19/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	1,173,010.00	04/19/21	04/19/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	1,721,642.00	04/05/21	04/05/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	559,483.00	05/05/21	05/05/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	601,418.00	05/21/21	05/21/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	792,320.00	04/12/21	04/12/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	397,215.00	04/22/21	04/22/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	271,334.00	02/27/21	02/27/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	186,125.00	04/01/21	04/01/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	30,435,775.00				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.176794%	3.158641%	112
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.176727%	3.158571%	113
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		95,000,000	95,000,000		0	0
> 60 Months		1,299,130,595	1,299,130,595		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,394,130,595	1,394,130,595	0	0	0	0
Sep-21	1,394,503,003	1,394,503,003	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “U.S. Risk Retention Special Notices” tab for the BANK 2021-BNK35 transaction, certain information provided to the

Certificate Administrator regarding the Retaining Sponsor’s compliance with certain specified provisions of the Credit Risk Retention Rules. Investors should refer to the Certificate Administrator’s website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 32 of 32